ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Concierge Technologies, Inc., (the “Company” or “Concierge”), a Nevada corporation, operates through its wholly owned subsidiaries who are engaged in varied business activities. The operations of the Company’s wholly owned subsidiaries are more particularly described herein but are summarized as follows:

•	Wainwright Holdings, Inc. (“Wainwright”), a U.S. based company, is the sole member of two investment services limited liability company subsidiaries, United States Commodity Funds LLC (“USCF”), and USCF Advisers LLC (“USCF Advisers”), each of which manages, operates or is an investment advisor to exchange traded funds organized as limited partnerships or investment trusts that issue shares which trade on the NYSE Arca stock exchange.
•	Gourmet Foods, Ltd., a New Zealand based company, manufactures and distributes New Zealand meat pies on a commercial scale and its wholly owned New Zealand subsidiary company, Printstock Products Limited (“Printstock”), prints specialty wrappers for the food industry in New Zealand and Australia (collectively “Gourmet Foods”).
•	Brigadier Security Systems (2000) Ltd. (“Brigadier”), a Canadian based company, sells and installs commercial and residential alarm monitoring systems under the names Brigadier Security Systems and Elite Security in the province of Saskatchewan.
•	Kahnalytics, Inc. dba/Original Sprout (“Original Sprout”), a U.S. based company, is engaged in the wholesale distribution of hair and skin care products under the brand name Original Sprout on a global scale.
•	Marygold & Co., a newly formed U.S. based company, together with its wholly owned limited liability company, Marygold & Co. Advisory Services, LLC, (collectively “Marygold”) was established by Concierge to explore opportunities in the financial technology (“Fintech”) space, is still in the development stage as of September 30, 2021, and is estimated to launch commercial services in the current fiscal year. Through September 30, 2021, expenditures have been limited to developing the business model and the associated application development.
•	Marygold & Co. (UK) Limited, a newly formed U.K. limited company (“Marygold UK”), was established to act as a holding company for acquisitions to be made in the U.K. As of September 30, 2021, there have been no acquisitions completed and no operations. The expenses of Marygold UK have been included with those of Concierge.

Concierge manages its operating businesses on a decentralized basis. There are no centralized or integrated operational functions such as marketing, sales, legal or other professional services and there is little involvement by Concierge’s management in the day-to-day business affairs of its operating subsidiary businesses apart from oversight. Concierge’s corporate management is responsible for capital allocation decisions, investment activities and selection and retention of the Chief Executive to head each of the operating subsidiaries. Concierge’s corporate management is also responsible for corporate governance practices, monitoring regulatory affairs, including those of its operating businesses and involvement in governance-related issues of its subsidiaries as needed. Across Concierge and its subsidiaries the Company employs 114 people.

As more fully detailed in the Company’s Definitive Information Statement on Schedule 14C, filed with the U.S. Securities and Exchange Commission on September 13, 2021, on August 24, 2021, the Board of Directors of the Company approved, by unanimous written consent in lieu of a meeting, to effect a name change of the Company to “The Marygold Companies, Inc.” As of November 12, 2021, no action has been taken with respect to the name change and no definitive date has been set.

NOTE 1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Concierge Technologies, Inc., (the “Company” or “Concierge”), a Nevada corporation, operates through its wholly-owned subsidiaries who are engaged in varied business activities. The operations of the Company’s wholly-owned subsidiaries are more particularly described herein but are summarized as follows:

●	Wainwright Holdings, Inc. (“Wainwright”), a U.S. based company, is the sole member of two investment services limited liability company subsidiaries, United States Commodity Funds LLC (“USCF”), and USCF Advisers LLC (“USCF Advisers”), each of which manages, operates or is an investment advisor to exchange traded funds organized as limited partnerships or investment trusts that issue shares which trade on the NYSE Arca stock exchange.
●	Gourmet Foods, Ltd., a New Zealand based company, manufactures and distributes New Zealand meat pies on a commercial scale and its wholly-owned New Zealand subsidiary company, Printstock Products Limited (“Printstock”), prints specialty wrappers for the food industry in New Zealand and Australia (collectively “Gourmet Foods”).
●	Brigadier Security Systems (2000) Ltd. (“Brigadier”), a Canadian based company, sells and installs commercial and residential alarm monitoring systems under the names Brigadier Security Systems and Elite Security in the province of Saskatchewan.
●	Kahnalytics, Inc. dba/Original Sprout (“Original Sprout”), a U.S. based company, is engaged in the wholesale distribution of hair and skin care products under the brand name Original Sprout on a global scale.
●	Marygold & Co., a newly formed U.S. based company, together with its wholly-owned limited liability company, Marygold & Co. Advisory Services, LLC, ( collectively “Marygold”) was established by Concierge to explore opportunities in the financial technology (“Fintech”) space, is still in the development stage as of June 30, 2021, and is estimated to launch commercial services in the coming fiscal year. Through June 30, 2021, expenditures have been limited to developing the business model and the associated application development.

Concierge manages its operating businesses on a decentralized basis. There are no centralized or integrated operational functions such as marketing, sales, legal or other professional services and there is little involvement by Concierge’s management in the day-to-day business affairs of its operating subsidiary businesses apart from oversight. Concierge’s corporate management is responsible for capital allocation decisions, investment activities and selection and retention of the Chief Executive to head each of the operating subsidiaries. Concierge’s corporate management is also responsible for corporate governance practices, monitoring regulatory affairs, including those of its operating businesses and involvement in governance-related issues of its subsidiaries as needed.